Other financial liabilities (debt)	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities

This item is made up as follows:

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)
Current:
Lease liabilities (a)	9,447	9,909

Non-current:
Lease liabilities (a)	41,176	49,683

Total other financial liabilities	50,623	59,592
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Balance at beginning of the year	59,592	63,125
Additions	1,416	3,946
Accrued interest (see Note 18)	3,320	3,685
Payments	(10,398)	(7,423)
Interest payments	(3,320)	(3,685)
Exchange rate effect	13	(56)

Total lease liabilities	50,623	59,592

For the years ended December 31, 2024 and 2023, the following amounts are recognized in the statements of comprehensive income:

	2024	2023
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	19,775	17,755
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,152	11,117
Interest expense on lease liabilities (see Note 18)	3,320	3,685

	34,247	32,557

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(b)	Revolving Credit Facility -

On May 31, 2022, the Company entered into a US$350 million, senior unsecured revolving credit facility with several banks led by the Bank of Nova Scotia that expires on May 31, 2027. For the year ended December 31, 2024 and 2023, the Company did not have any borrowings under this facility and for the year ended December 31, 2024 and 2023 recognized interest expense in the statements of comprehensive income of US$1.9 million associated with commitment fees for the revolving credit facility (see Note 18).

Interest on the revolving credit facility is calculated based on the adjusted Secured Overnight Financing Rate plus a spread and credit rate differential adjustment contemplated in the contract, and the undrawn portion is subject to a commitment fee of 0.50%.

Restrictive Covenants –

The Company’s revolving credit facility contains customary representations and affirmative negative covenants including certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to earnings before interest, taxes, depreciation, and amortization ratio (which cannot exceed 3.50 to 1) and an interest coverage ratio (which cannot be less than 3.0 to 1), defined by the agreement. As of December 31, 2024, the Company was in compliance with all of its covenants.